Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0002100161
Registrant Name	Blackstone Digital Infrastructure Trust Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES